Marketable debt securities - Unsecured bonds (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities
Financial liabilities	$ 27,350
Total financial liabilities	1,191,900	$ 1,224,066
Marketable debt securities
Financial liabilities
Total financial liabilities	$ 96,296	90,003
Rate (as a percent)	7.25%
Unsecured bonds
Financial liabilities
Financial liabilities	$ 14,700	14,700
Accrued interest	98	85
Total financial liabilities	14,798	14,785
Unsecured bonds March 16, 2018
Financial liabilities
Financial liabilities	$ 3,000	$ 3,000
Rate (as a percent)	8.91%
Unsecured bonds March 16, 2018 | TIIE
Financial liabilities
Spread on rate (as a percent)		0.15%
Unsecured bonds September 1, 2026
Financial liabilities
Financial liabilities	$ 3,000	$ 3,000
Rate (as a percent)	7.19%	7.19%
Unsecured bonds June 14, 2021
Financial liabilities
Financial liabilities	$ 4,000	$ 4,000
Unsecured bonds June 14, 2021 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.38%	0.38%
Unsecured bonds March 9, 2021
Financial liabilities
Financial liabilities	$ 1,700	$ 1,700
Rate (as a percent)		8.91%
Unsecured bonds March 9, 2021 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.15%
Unsecured bonds December 6, 2018
Financial liabilities
Financial liabilities	$ 3,000	$ 3,000
Unsecured bonds December 6, 2018 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.18%	0.18%